Expense by Nature - Summary of Employee Benefits Expenses (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Expense By Nature [Abstract]
Wages, salaries and bonuses	¥ 2,020	¥ 1,616	¥ 1,228
Welfare, medical and other expenses	373	295	293
Share-based compensation expenses	569	519	487
Contribution to pension plans	42	97	69
Employee benefits expense	¥ 3,004	¥ 2,527	¥ 2,077